ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts Receivable, Net

	As of December 31,
	2018	2019
	RMB	RMB

Accounts receivable	21,667	20,932
Less: Allowance for doubtful accounts	(3,535)	(2,993)
Accounts receivable, net	18,132	17,939

Allowance for doubtful accounts:

	As of December 31,
	2018	2019
	RMB	RMB

Balance at beginning of year	(746)	(3,535)
Addition (Note i)	(4,616)	(3,220)
Written off (Note i)	1,827	3,762
Balance at end of year	(3,535)	(2,993)